UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tricadia Capital Management, LLC
Address: 780 Third Avenue
         29th Floor
         New York, New York  10017

13F File Number:  28-13382

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James McKee
Title:     General Counsel & Chief Compliance Officer
Phone:     646-388-5900

Signature, Place, and Date of Signing:

     /s/ James McKee     New York, New York     February 11, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $39,360 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

     28-11231                      Mariner Investment Group, LLC

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN APPAREL INC           COM              023850100      275    88864 SH       DEFINED 1               88864        0        0
AMERICAN APPAREL INC           COM              023850100     5240  1690171 SH       DEFINED 0             1690171        0        0
AMERICAN MED ALERT CORP        COM              027904101     1290   194638 SH       DEFINED 0              194638        0        0
AMERICAN MED ALERT CORP        COM              027904101      637    96139 SH       DEFINED 1               96139        0        0
CF INDS HLDGS INC              COM              125269100     2723    30000 SH       DEFINED 0               30000        0        0
CINEMARK HOLDINGS INC          COM              17243V102     4026   280199 SH       DEFINED 0              280199        0        0
CISCO SYS INC                  COM              17275R102       80    60000 SH  PUT  DEFINED 0               60000        0        0
CISCO SYS INC                  COM              17275R102      226   170000 SH  CALL DEFINED 0              170000        0        0
CITIGROUP INC                  COM              172967101        9   100000 SH  PUT  DEFINED 0              100000        0        0
CITIGROUP INC                  COM              172967101       24    50000 SH  CALL DEFINED 0               50000        0        0
CITIGROUP INC                  COM              172967101     1238   374000 SH       DEFINED 0              374000        0        0
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407     1105    45000 SH       DEFINED 0               45000        0        0
CURRENCYSHS JAPANESE YEN TR    JAPANESE YEN     23130A102        8    51100 SH  CALL DEFINED 0               51100        0        0
CYBERONICS INC                 COM              23251P102     3021   147803 SH       DEFINED 0              147803        0        0
CYBERONICS INC                 COM              23251P102      539    26385 SH       DEFINED 1               26385        0        0
GEOEYE INC                     COM              37250W108       40   100000 SH  CALL DEFINED 0              100000        0        0
KROGER CO                      COM              501044101     2053   100000 SH       DEFINED 0              100000        0        0
LAS VEGAS SANDS CORP           COM              517834107     1905   127490 SH       DEFINED 0              127490        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100      129   215800 SH  CALL DEFINED 0              215800        0        0
OUTDOOR CHANNEL HLDGS INC      COM NEW          690027206     1292   222678 SH       DEFINED 0              222678        0        0
OUTDOOR CHANNEL HLDGS INC      COM NEW          690027206      172    29591 SH       DEFINED 1               29591        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104     2220    48335 SH       DEFINED 0               48335        0        0
PREMIER EXIBITIONS INC         COM              74051E102     1861  1283425 SH       DEFINED 0             1283425        0        0
PREMIER EXIBITIONS INC         COM              74051E102      290   200026 SH       DEFINED 1              200026        0        0
QUALCOMM INC                   COM              747525103      109    50000 SH  PUT  DEFINED 0               50000        0        0
QUALCOMM INC                   COM              747525103      170    50000 SH  CALL DEFINED 0               50000        0        0
RADNET INC                     COM              750491102     2005   982923 SH       DEFINED 0              982923        0        0
RADNET INC                     COM              750491102      513   251603 SH       DEFINED 1              251603        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605       62   200000 SH  CALL DEFINED 0              200000        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605        4   400000 SH  PUT  DEFINED 0              400000        0        0
SINCLAIR BROADCAST GROUP INC   CL A             829226109     2734   678438 SH       DEFINED 0              678438        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107        3    50000 SH  CALL DEFINED 0               50000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     2704    25200 SH       DEFINED 0               25200        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107        9    10000 SH  PUT  DEFINED 0               10000        0        0
TERRA INDS INC                 COM              880915103      644    20000 SH       DEFINED 0               20000        0        0